Basis of preparation of consolidated financial statements	12 Months Ended
Mar. 31, 2026
Basis of preperation of consolidated financial statements [Abstract]
Basis of preparation of consolidated financial statements	Basis of preparation of consolidated financial statements
(1)Compliance with IFRS Accounting Standards
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).
(2)Approval of the consolidated financial statements
The consolidated financial statements were authorized for issuance on June 29, 2026, Eastern Time, by the Board of Directors of Coincheck Group N.V.
(3)Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value mainly including crypto assets held (current assets), crypto asset borrowings and warrant liabilities.
(4)Use of judgments, estimates, and assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that are made in the process of applying accounting policies and that have significant effect on the amounts reported in the consolidated financial statements is included in the Notes of (i) Transaction revenue (Note 3 (13) “Revenue”), (ii) Crypto assets held (Note 13 “Crypto assets held”), and (iii) Crypto asset borrowings due to customers (Note 20 “Crypto asset borrowings”).
Information about uncertainties of assumptions and estimates with a significant risk that could result in significant modification in the next fiscal year is included in the Note of intangible assets (Note 18 (3) “Impairment test”).
(5)Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of Coincheck. The functional currencies of the entities within the Company for the periods presented include JPY, USD, EUR, and CAD. All amounts have been rounded to the nearest million Japanese yen, unless otherwise indicated.